Financial risk management and derivative financial instruments - Summary of Undiscounted Contractual Cash Flows of Financial Liabilities (Detail) £ in Millions, $ in Millions	Mar. 31, 2021 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Non-derivative financial liabilities:
Non-derivative financial liabilities		$ 254
Commercial paper	£ 600	819
Lease liabilities		3,505	$ 3,857
Currency swaps hedging EUR500m 1.625% bonds 2024 outflows [member]
Derivative financial liabilities:
Currency swaps hedging €500m 2.125% bonds 2027 inflows		684
Currency swaps hedging EUR500m 1.625% bonds 2024 Inflows [member]
Derivative financial liabilities:
Currency swaps hedging €500m 2.125% bonds 2027 inflows		(654)
Currency swaps hedging EUR500m 2.125% bonds 2027 outflows [member]
Derivative financial liabilities:
Currency swaps hedging €500m 2.125% bonds 2027 inflows		732	728
Currency swaps hedging EUR500m 2.125% bonds 2027 inflows [member]
Derivative financial liabilities:
Currency swaps hedging €500m 2.125% bonds 2027 inflows		(705)	(657)
Forward contract [member]
Derivative financial liabilities:
Forward foreign exchange contracts			(1)
Deferred and contingent purchase consideration [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities		112
Non-derivative financial liabilities			162
Bank Overdrafts [member]
Non-derivative financial liabilities:
Borrowings		51	87
GBP400m 3.875% bonds 2022 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities			590
GBP300m 3.75% bonds 2025 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities		486	486
GBP350m 2.125% bonds 2026 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities		539	531
EUR500m 2.125% bonds 2027 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities		705	657
Unsecured bank loans [member]
Non-derivative financial liabilities:
Borrowings			125
Trade Payables [Member]
Non-derivative financial liabilities:
Non-derivative financial liabilities		457
Non-derivative financial liabilities			570
Eur500m 1.625% bonds 2024 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities		654
GBP400m 3.375% bonds 2028 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities		693
Due within one year [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities		9
Commercial paper		819
Lease liabilities		57	97
Due within one year [member] | Currency swaps hedging EUR500m 1.625% bonds 2024 outflows [member]
Derivative financial liabilities:
Currency swaps hedging €500m 2.125% bonds 2027 inflows		16
Due within one year [member] | Currency swaps hedging EUR500m 1.625% bonds 2024 Inflows [member]
Derivative financial liabilities:
Currency swaps hedging €500m 2.125% bonds 2027 inflows		(10)
Due within one year [member] | Currency swaps hedging EUR500m 2.125% bonds 2027 outflows [member]
Derivative financial liabilities:
Currency swaps hedging €500m 2.125% bonds 2027 inflows		21	20
Due within one year [member] | Currency swaps hedging EUR500m 2.125% bonds 2027 inflows [member]
Derivative financial liabilities:
Currency swaps hedging €500m 2.125% bonds 2027 inflows		(13)	(12)
Due within one year [member] | Forward contract [member]
Derivative financial liabilities:
Forward foreign exchange contracts			(1)
Due within one year [member] | Deferred and contingent purchase consideration [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities		13	3
Due within one year [member] | Bank Overdrafts [member]
Non-derivative financial liabilities:
Borrowings		51	87
Due within one year [member] | GBP400m 3.875% bonds 2022 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities			21
Due within one year [member] | GBP300m 3.75% bonds 2025 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities		15	15
Due within one year [member] | GBP350m 2.125% bonds 2026 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities		10	10
Due within one year [member] | EUR500m 2.125% bonds 2027 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities		13	12
Due within one year [member] | Unsecured bank loans [member]
Non-derivative financial liabilities:
Borrowings			125
Due within one year [member] | Trade Payables [Member]
Non-derivative financial liabilities:
Non-derivative financial liabilities		453	567
Due within one year [member] | Eur500m 1.625% bonds 2024 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities		10
Due within one year [member] | GBP400m 3.375% bonds 2028 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities		19
Between 1 and 2 years [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities		245
Lease liabilities		55	116
Between 1 and 2 years [member] | Currency swaps hedging EUR500m 1.625% bonds 2024 outflows [member]
Derivative financial liabilities:
Currency swaps hedging €500m 2.125% bonds 2027 inflows		16
Between 1 and 2 years [member] | Currency swaps hedging EUR500m 1.625% bonds 2024 Inflows [member]
Derivative financial liabilities:
Currency swaps hedging €500m 2.125% bonds 2027 inflows		(10)
Between 1 and 2 years [member] | Currency swaps hedging EUR500m 2.125% bonds 2027 outflows [member]
Derivative financial liabilities:
Currency swaps hedging €500m 2.125% bonds 2027 inflows		21	20
Between 1 and 2 years [member] | Currency swaps hedging EUR500m 2.125% bonds 2027 inflows [member]
Derivative financial liabilities:
Currency swaps hedging €500m 2.125% bonds 2027 inflows		(13)	(12)
Between 1 and 2 years [member] | Deferred and contingent purchase consideration [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities		5
Non-derivative financial liabilities			20
Between 1 and 2 years [member] | GBP400m 3.875% bonds 2022 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities			21
Between 1 and 2 years [member] | GBP300m 3.75% bonds 2025 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities		15	15
Between 1 and 2 years [member] | GBP350m 2.125% bonds 2026 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities		10	10
Between 1 and 2 years [member] | EUR500m 2.125% bonds 2027 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities		13	12
Between 1 and 2 years [member] | Trade Payables [Member]
Non-derivative financial liabilities:
Non-derivative financial liabilities		2	1
Between 1 and 2 years [member] | Eur500m 1.625% bonds 2024 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities		10
Between 1 and 2 years [member] | GBP400m 3.375% bonds 2028 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities		18
After two but before five years [member]
Non-derivative financial liabilities:
Lease liabilities		136	193
After two but before five years [member] | Currency swaps hedging EUR500m 1.625% bonds 2024 outflows [member]
Derivative financial liabilities:
Currency swaps hedging €500m 2.125% bonds 2027 inflows		652
After two but before five years [member] | Currency swaps hedging EUR500m 1.625% bonds 2024 Inflows [member]
Derivative financial liabilities:
Currency swaps hedging €500m 2.125% bonds 2027 inflows		(634)
After two but before five years [member] | Currency swaps hedging EUR500m 2.125% bonds 2027 outflows [member]
Derivative financial liabilities:
Currency swaps hedging €500m 2.125% bonds 2027 inflows		63	61
After two but before five years [member] | Currency swaps hedging EUR500m 2.125% bonds 2027 inflows [member]
Derivative financial liabilities:
Currency swaps hedging €500m 2.125% bonds 2027 inflows		(39)	(36)
After two but before five years [member] | Deferred and contingent purchase consideration [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities		13	19
After two but before five years [member] | GBP400m 3.875% bonds 2022 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities			548
After two but before five years [member] | GBP300m 3.75% bonds 2025 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities		456	45
After two but before five years [member] | GBP350m 2.125% bonds 2026 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities		31	29
After two but before five years [member] | EUR500m 2.125% bonds 2027 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities		39	36
After two but before five years [member] | Trade Payables [Member]
Non-derivative financial liabilities:
Non-derivative financial liabilities		1	1
After two but before five years [member] | Eur500m 1.625% bonds 2024 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities		634
After two but before five years [member] | GBP400m 3.375% bonds 2028 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities		55
More than 5 years [member]
Non-derivative financial liabilities:
Lease liabilities		3,257	3,451
More than 5 years [member] | Currency swaps hedging EUR500m 2.125% bonds 2027 outflows [member]
Derivative financial liabilities:
Currency swaps hedging €500m 2.125% bonds 2027 inflows		627	627
More than 5 years [member] | Currency swaps hedging EUR500m 2.125% bonds 2027 inflows [member]
Derivative financial liabilities:
Currency swaps hedging €500m 2.125% bonds 2027 inflows		(640)	(597)
More than 5 years [member] | Deferred and contingent purchase consideration [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities		81	120
More than 5 years [member] | GBP300m 3.75% bonds 2025 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities			411
More than 5 years [member] | GBP350m 2.125% bonds 2026 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities		488	482
More than 5 years [member] | EUR500m 2.125% bonds 2027 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities		640	597
More than 5 years [member] | Trade Payables [Member]
Non-derivative financial liabilities:
Non-derivative financial liabilities		1	$ 1
More than 5 years [member] | GBP400m 3.375% bonds 2028 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities		$ 601